PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2015	2014
Office buildings	$580,863	$5,259,585
Plant and machinery	724,948	-
Electronic equipment, furniture and fixtures	16,318,202	12,027,525
Motor vehicles	817,725	1,221,681
Purchased software	3,179,938	2,940,349
	21,621,676	21,449,140
Less: accumulated depreciation	(13,248,715)	(12,527,743)
	$8,372,961	$8,921,397